SCHEDULE OF COMMON STOCK ISSUANCE (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended			12 Months Ended
	Oct. 02, 2022	Oct. 01, 2022	Oct. 02, 2021	Jan. 01, 2022	Jan. 02, 2021
Subsidiary, Sale of Stock [Line Items]
Number of Common Shares Issued		660,858	997,400	133,884	1,477,112
Fair Value of Shares Issued		$ 4,037	$ 34,838	$ 4,991	$ 43,682
Jackson Investment Group, LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Common Shares Issued				8,334
Fair Value of Shares Issued				$ 324
Long Term Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Common Shares Issued			2,584		2,584
Fair Value of Shares Issued			$ 133		$ 316
Board and Committee [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Common Shares Issued				374	1,281
Fair Value of Shares Issued				$ 15	$ 24
Consultants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Common Shares Issued				250	167
Fair Value of Shares Issued				$ 18	$ 3
Employees [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Common Shares Issued			5,082		15,251
Fair Value of Shares Issued			$ 275		$ 320
Board and Committee Members [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Common Shares Issued		2,000	94
Fair Value of Shares Issued		$ 17	$ 5
Consultant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Common Shares Issued	167	1,000
Fair Value of Shares Issued	$ 3	$ 7
Minimum [Member] | Jackson Investment Group, LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Fair Value at Issuance (per Share)				$ 21.60
Minimum [Member] | Long Term Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Fair Value at Issuance (per Share)			$ 51.60		$ 82.20
Minimum [Member] | Board and Committee [Member]
Subsidiary, Sale of Stock [Line Items]
Fair Value at Issuance (per Share)				33.60	8.59
Minimum [Member] | Consultants [Member]
Subsidiary, Sale of Stock [Line Items]
Fair Value at Issuance (per Share)				73.20	18.40
Minimum [Member] | Employees [Member]
Subsidiary, Sale of Stock [Line Items]
Fair Value at Issuance (per Share)			54.00		9.04
Minimum [Member] | Board and Committee Members [Member]
Subsidiary, Sale of Stock [Line Items]
Fair Value at Issuance (per Share)		$ 7.40	51.60
Minimum [Member] | Consultant [Member]
Subsidiary, Sale of Stock [Line Items]
Fair Value at Issuance (per Share)	$ 18.40	7.40
Maximum [Member] | Jackson Investment Group, LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Fair Value at Issuance (per Share)				55.20
Maximum [Member] | Long Term Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Fair Value at Issuance (per Share)					143.40
Maximum [Member] | Board and Committee [Member]
Subsidiary, Sale of Stock [Line Items]
Fair Value at Issuance (per Share)				51.00	18.10
Maximum [Member] | Consultants [Member]
Subsidiary, Sale of Stock [Line Items]
Fair Value at Issuance (per Share)				$ 73.20	18.40
Maximum [Member] | Employees [Member]
Subsidiary, Sale of Stock [Line Items]
Fair Value at Issuance (per Share)			54.00		$ 18.10
Maximum [Member] | Board and Committee Members [Member]
Subsidiary, Sale of Stock [Line Items]
Fair Value at Issuance (per Share)	$ 18.40	9.65	$ 51.60
Maximum [Member] | Consultant [Member]
Subsidiary, Sale of Stock [Line Items]
Fair Value at Issuance (per Share)		$ 7.40
Equity Raise [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Common Shares Issued		657,858	858,532	124,655	1,326,887
Fair Value of Shares Issued		$ 4,013	$ 30,315	$ 4,634	$ 43,019
Equity Raise [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Fair Value at Issuance (per Share)		$ 6.10	$ 21.00	$ 36.00	$ 19.75
Equity Raise [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Fair Value at Issuance (per Share)		$ 6.10	$ 54.00	$ 39.30	$ 54.00
Conversion of Series F [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Common Shares Issued					130,491
Fair Value of Shares Issued
Conversion of Series F [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Fair Value at Issuance (per Share)
Conversion of Series F [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Fair Value at Issuance (per Share)
Conversion of Series A [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Common Shares Issued				271	451
Fair Value of Shares Issued
Conversion of Series A [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Fair Value at Issuance (per Share)
Conversion of Series A [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Fair Value at Issuance (per Share)
Conversion of Series F Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Common Shares Issued			130,490
Fair Value of Shares Issued			$ 4,107
Conversion of Series F Preferred Stock [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Fair Value at Issuance (per Share)			$ 31.50
Conversion of Series F Preferred Stock [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Fair Value at Issuance (per Share)			$ 31.50
Conversion of Series A Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Common Shares Issued			451
Fair Value of Shares Issued
Conversion of Series A Preferred Stock [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Fair Value at Issuance (per Share)
Conversion of Series A Preferred Stock [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Fair Value at Issuance (per Share)